Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2019
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2017, 2018 and 2019 consist of the following:

	Millions of yen
	2017	2018	2019
Life insurance premiums	¥247,427	¥299,320	¥330,811
Life insurance related investment income*	48,513	52,270	16,325

	¥295,940	¥351,590	¥347,136

*	Life insurance related investment income in fiscal 2019 includes net unrealized holding losses of ¥217 million on equity securities held as of March 31, 2019.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2017, 2018 and 2019, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2017	2018	2019
Reinsurance benefits	¥4,023	¥3,617	¥2,849
Reinsurance premiums	(9,657)	(6,993)	(5,546)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts

The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Life insurance premiums and related investment income:
Net realized and unrealized gains or losses from investment assets	¥37,016	¥46,890	¥879
Net gains or losses from derivative contracts:	(10,568)	(7,332)	(1,348)
Futures	(9,118)	(6,238)	(374)
Foreign exchange contracts	220	(270)	(350)
Options held	(1,670)	(824)	(624)
Life insurance costs:
Changes in the fair value of the policy liabilities and policy account balances	¥(189,481)	¥(161,510)	¥(83,491)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	185,830	¥180,775	75,617
Changes in the fair value of the reinsurance contracts	15,739	¥7,108	2,559